UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2003
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        July 17, 2003
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      88
Form 13F Information Table Value Total:      $82,009

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      419     3246 SH       SOLE                                       3246
ALLTEL Corp                    COM              020039103      398     8253 SH       SOLE                                       8253
Abbott Laboratories            COM              002824100     2084    47629 SH       SOLE                                      47629
Adobe Systems Inc              COM              00724F101     1061    33073 SH       SOLE                                      33073
Affiliated Computer            COM              008190100      660    14438 SH       SOLE                                      14438
Aflac                          COM              001055102      318    10353 SH       SOLE                                      10353
Amer Intl Group                COM              026874107     1209    21902 SH       SOLE                                      21902
American Pwr Convsn            COM              029066107      844    54081 SH       SOLE                                      54081
Amgen Inc.                     COM              031162100      269     4079 SH       SOLE                                       4079
Apollo Group A                 COM              037604105      653    10563 SH       SOLE                                      10563
Automatic Data Proc            COM              053015103      963    28453 SH       SOLE                                      28453
Autozone Inc                   COM              053332102     1084    14271 SH       SOLE                                      14271
Avery Dennison Corp            COM              053611109     1348    26862 SH       SOLE                                      26862
BB&T Corp                      COM              054937107      616    17958 SH       SOLE                                      17958
BP PLC Spons Adr               COM              055622104      926    22046 SH       SOLE                                      22046
BankAmerica Corp               COM              060505104      257     3247 SH       SOLE                                       3247
Bed Bath & Beyond              COM              075896100     2041    52583 SH       SOLE                                      52583
Bemis Co                       COM              081437105      948    20264 SH       SOLE                                      20264
Bristol-Myers Co               COM              110122108      201     7400 SH       SOLE                                       7400
Cardinal Health Inc            COM              14149Y108     2276    35399 SH       SOLE                                      35399
Cintas Corp                    COM              172908105     1272    35903 SH       SOLE                                      35903
Columbia Bancorp               COM              197227101      236     9829 SH       SOLE                                       9829
Cousins Properties             COM              222795106      483    17329 SH       SOLE                                      17329
Dover Corp                     COM              260003108     1824    60874 SH       SOLE                                      60874
EMC Corporation                COM              268648102      118    11284 SH       SOLE                                      11284
Ecolab                         COM              278865100      336    13139 SH       SOLE                                      13139
Emerson Electric Co            COM              291011104     1663    32537 SH       SOLE                                      32537
Equity Office                  COM              294741103      217     8025 SH       SOLE                                       8025
Expeditors Int'l Wash          COM              302130109     1870    54258 SH       SOLE                                      54258
Exxon Mobil Corp               COM              30231G102     1571    43735 SH       SOLE                                      43735
Fair Isaac & Co.               COM              303250104     1243    24152 SH       SOLE                                      24152
Fastenal Co                    COM              311900104      726    21308 SH       SOLE                                      21308
Fedl Natl Mtg Assoc            COM              313586109      909    13477 SH       SOLE                                      13477
Fifth Third BankCorp           COM              316773100      585    10180 SH       SOLE                                      10180
Fiserv Inc.                    COM              337738108     1384    38819 SH       SOLE                                      38819
Gannett Co                     COM              364730101     1352    17606 SH       SOLE                                      17606
General Electric Co            COM              369604103     1043    36353 SH       SOLE                                      36353
Golden West Fin'l              COM              381317106      378     4726 SH       SOLE                                       4726
Grainger (WW) Inc              COM              384802104      946    20237 SH       SOLE                                      20237
Health Mgmt Assoc              COM              421933102      988    53575 SH       SOLE                                      53575
Home Depot                     COM              437076102     1158    34964 SH       SOLE                                      34964
Idexx Labs                     COM              45168D104      443    13277 SH       SOLE                                      13277
Illinois Tool Works            COM              452308109     2193    33302 SH       SOLE                                      33302
Jefferson-Pilot Corp           COM              475070108      460    11096 SH       SOLE                                      11096
Johnson & Johnson              COM              478160104     1639    31696 SH       SOLE                                      31696
Kimberly Clark                 COM              494368103      234     4497 SH       SOLE                                       4497
Kimco Realty Corp              COM              49446R109     1148    30282 SH       SOLE                                      30282
Kinder Morgan Energy Ptnrs LP  COM              494550106      633    16015 SH       SOLE                                      16015
Kohls Corp                     COM              500255104      447     8702 SH       SOLE                                       8702
Linear Technology Corp         COM              535678106      812    25073 SH       SOLE                                      25073
Lowes Cos Inc                  COM              548661107      427     9938 SH       SOLE                                       9938
Marsh & McLennan               COM              571748102     1279    25050 SH       SOLE                                      25050
Maxim Integrated Prod          COM              57772K101      476    13945 SH       SOLE                                      13945
McCormick & Co                 COM              579780206     2276    83674 SH       SOLE                                      83674
Merck & Co                     COM              589331107     1654    27309 SH       SOLE                                      27309
Microchip Technology           COM              595017104      296    11956 SH       SOLE                                      11956
Microsoft Corp                 COM              594918104     1659    64699 SH       SOLE                                      64699
Minerals Techn                 COM              603158106      788    16187 SH       SOLE                                      16187
Molex Inc                      COM              608554101      427    15817 SH       SOLE                                      15817
Molex Inc Cl A                 COM              608554200      500    21590 SH       SOLE                                      21590
Nokia Corporation              COM              654902204      375    22847 SH       SOLE                                      22847
Omnicom Group                  COM              681919106     1300    18126 SH       SOLE                                      18126
Patterson Dental               COM              703412106      984    21682 SH       SOLE                                      21682
Paychex Inc                    COM              704326107     1328    45178 SH       SOLE                                      45178
Pfizer Inc                     COM              717081103      250     7315 SH       SOLE                                       7315
Procter & Gamble Co            COM              742718109     1818    20384 SH       SOLE                                      20384
Prologis Tr                    COM              743410102      321    11750 SH       SOLE                                      11750
RPM Inc                        COM              749685103      395    28733 SH       SOLE                                      28733
Royal Dutch Petrol             COM              780257804      395     8477 SH       SOLE                                       8477
Sigma-Aldrich Corp             COM              826552101     1864    34317 SH       SOLE                                      34317
Staples Inc                    COM              855030102      898    48954 SH       SOLE                                      48954
Starbucks Corp                 COM              855244109      845    34429 SH       SOLE                                      34429
Stryker Corp                   COM              863667101     1850    26666 SH       SOLE                                      26666
SunTrust Banks Inc             COM              867914103     1192    20089 SH       SOLE                                      20089
Sysco Corp                     COM              871829107     1437    47850 SH       SOLE                                      47850
Teleflex Inc                   COM              879369106     1636    38454 SH       SOLE                                      38454
Valspar Corp                   COM              920355104     1939    45935 SH       SOLE                                      45935
WGL Holdings Inc.              COM              92924f106      258     9680 SH       SOLE                                       9680
Wal-Mart Stores                COM              931142103     1415    26369 SH       SOLE                                      26369
Walgreen Co                    COM              931422109     1491    49551 SH       SOLE                                      49551
Washington REIT                COM              939653101      312    11480 SH       SOLE                                      11480
Weingarten Rlty Inv            COM              948741103      542    12942 SH       SOLE                                      12942
Whole Foods Market             COM              966837106      712    14980 SH       SOLE                                      14980
Wrigley (Wm) Jr.               COM              982526105      723    12857 SH       SOLE                                      12857
Wyeth Co                       COM              983024100      266     5850 SH       SOLE                                       5850
Zimmer Holdings Inc            COM              98956P102      211     4676 SH       SOLE                                       4676
Dodge & Cox Stock                               256219106      239 2485.873 SH       SOLE                                   2485.873
Vngrd Windsor II                                922018205      343 14650.174SH       SOLE                                  14650.174